Significant Accounting Policies - Basis of Presentation (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 03, 2021	Jul. 09, 2019
Net benefit	$ 900
Income tax expense benefit, change in foreign tax law.	$ (200)
Kyndryl Holdings, Inc
Ownership interest by stockholders (in percent)					19.90%
Total of Kyndryl stock distributed to IBM stockholders of record as of 10/25/2021 (as a percentage)					80.10%
Ownership interest (as a percent)					19.90%
Share conversion ratio					0.2
Other (income) and expense
Noncontrolling interest amounts, net of tax		$ 19	$ 13	$ 16
Red Hat, Inc.
Percentage of business acquired (as a percent)						100.00%